Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2022
Entity File Number	000-55809
Entity Registrant Name	ELECTRONIC SERVITOR PUBLICATION NETWORK INC.
Entity Central Index Key	0001709542
Entity Tax Identification Number	82-1873116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 1ST AVE N., STE. 100
Entity Address, City or Town	MINNEAPOLIS
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	688-1407
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true